Equity Method Investments And Variable Interest Entities (Schedule Of Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fasttrax Limited Project
Schedule of Equity Method Investments [Line Items]
Cash collateral for borrowed securities	$ 21
Property plant and equipment collateral for borrowed securities	34
Variable Interest Entity, Not Primary Beneficiary | Affinity project
Schedule of Equity Method Investments [Line Items]
Total Assets	26	$ 12
Total Liabilities	10	3
Maximum Exposure to Loss	26	12
Variable Interest Entity, Not Primary Beneficiary | U.K. Road projects
Schedule of Equity Method Investments [Line Items]
Total Assets	36	30
Total Liabilities	10	9
Maximum Exposure to Loss	36	30
Variable Interest Entity, Not Primary Beneficiary | Aspire Defence project
Schedule of Equity Method Investments [Line Items]
Total Assets	10	14
Total Liabilities	125	107
Maximum Exposure to Loss	10	14
Variable Interest Entity, Not Primary Beneficiary | Ichthys LNG project (see Notes 7 and 18)
Schedule of Equity Method Investments [Line Items]
Total Assets	145	124
Total Liabilities	25	33
Maximum Exposure to Loss	145	124
Variable Interest Entity, Not Primary Beneficiary | EBIC Ammonia plant (65% interest)
Schedule of Equity Method Investments [Line Items]
Total Assets	38	34
Total Liabilities	1	2
Maximum Exposure to Loss	25	22
Variable Interest Entity, Primary Beneficiary | Fasttrax Limited Project
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets	57	56
Consolidated VIEs, Total liabilities	47	50
Variable Interest Entity, Primary Beneficiary | Escravos Gas-To-Liquids Project
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets	8	11
Consolidated VIEs, Total liabilities	13	22
Variable Interest Entity, Primary Beneficiary | Gorgon LNG Project
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets	15	28
Consolidated VIEs, Total liabilities	$ 48	$ 60